Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Sep. 30, 2023
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Balance Sheet	BALANCE SHEETS
	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB
ASSETS
Current assets
Cash and Cash equivalents	2	1,809
Prepaid expenses and other current assets	25,109	26,235
Inter-company receivable	79,393	91,630
Non-current assets
Investment in subsidiary	(18,929)	(29,971)
Total assets	85,575	89,703

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Inter-company payable	35,634	2,921
Due to related parties	313	27,723
Other payables and accrued liabilities	5,539	25,113
Total liabilities	41,486	55,757

Shareholders’ equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding As of March 31, 2023 and As of September 30, 2023, respectively	-	-
Ordinary shares, par value US$0.0001; Authorized:140,000,000 shares; Issued and outstanding: 13,567,793 shares as of March 31,2023 and 13,567,793 shares as of September 30, 2023	9	9
Additional paid-in capital	216,504	216,504
Accumulated deficit	(175,893)	(186,379)
Accumulated other comprehensive income	3,469	3,812
Total shareholder’s equity	44,089	33,946
Total liabilities and shareholders’ equity	85,575	89,703

Schedule of Comprehensive Loss	STATEMENTS OF COMPREHENSIVE LOSS
	Six months ended September 30,
	2022	2023
	RMB	RMB

Loss from equity method investments	(11,304)	(8,583)
Operating expenses	(2,961)	(1,903)
Net loss	(14,265)	(10,486)
Foreign currency translation difference	3,770	342
Comprehensive loss	(10,496)	(10,144)

Schedule of Cash Flows	STATEMENTS OF CASH FLOWS
	Six months ended September 30,
	2022	2023
	RMB	RMB

CASH FLOW FROM OPERATING ACTIVTIES
Net loss	(14,265)	(10,486)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries	11,304	8,583
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,173)	-
Inter-company payable (net of inter-company receivable)	7,028	(42,455)
Related parties	-	5,528
Other payables and accrued liabilities	2,241	19,087
Net cash used in operating activities	5,135	(19,743)
Loan received from a shareholder	-	21,528
Effect of exchange rate changes on cash and cash equivalent and restricted cash	(1,618)	22
Net change in cash and cash equivalent	3,517	1,807
Cash and cash equivalents, beginning of year	6	2
Cash and cash equivalents, end of year	3,523	1,809